Financial Risks - Non-current interesting-bearing liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	kr 739,195	kr 222,806
Closing balance	979,133	739,195
Long term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	713,030	189,164
New borrowings - net	962,889	491,745
Repayment of borrowings	(724,479)
Transaction costs paid	(26,625)	(1,260)
Interest expense	41,148	4,874
Exchange difference on translation	(26,455)	28,507
Closing balance	kr 939,508	kr 713,030